Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets	£ 229,641	£ 222,683
Derivative liabilities	(228,940)	(219,592)
Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	41,887,957	44,037,099
Derivative assets	229,641	222,683
Derivative liabilities	(228,940)	(219,592)
At fair value [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	229,459	222,522
Derivative assets held for held for risk management	182	161
Derivative assets	229,641	222,683
Derivative liabilities held for trading	(228,338)	(219,527)
Derivative liabilities held for risk management	(602)	(65)
Derivative liabilities	(228,940)	(219,592)
Held for risk management [Member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	109,762	116,441
Held for risk management [Member] | At fair value [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	182	161
Derivative liabilities held for risk management	(602)	65
Held for trading [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	41,778,195	43,920,658
Held for trading [member] | At fair value [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	229,459	222,522
Derivative liabilities held for trading	£ (228,338)	£ (219,527)